Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits, total contributions	¥ 18,924	¥ 30,248	¥ 22,750